Income Taxes - Tax Credit Carryover (Details) - Research	Dec. 31, 2016 USD ($)
Federal
Tax credit carryovers
Tax credit carryovers	$ 279,793
California
Tax credit carryovers
Tax credit carryovers	$ 285,554